Share-based compensation - Summary of Option Activity (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Share-based Payment Arrangement [Abstract]
Number of shares under option plan, Beginning balance	4,554,901
Number of shares under option plan, Granted	80,000
Number of shares under option plan, Exercised	0
Number of shares under option plan, Forfeited	(115,500)
Number of shares under option plan, Ending balance	4,519,401	4,554,901
Number of shares under option plan, Exercisable at September 30, 2022	3,549,894
Number of shares under option plan, Vested and expected to vest at September 30, 2022	4,519,401
Weighted-average exercise price per option, Beginning balance	$ 5.34
Weighted-average exercise price per option, Granted	1.71
Weighted-average exercise price per option, Exercised	0
Weighted-average exercise price per option, Forfeited	12.76
Weighted-average exercise price per option, Ending balance	5.09	$ 5.34
Weighted-average exercise price per option, Exercisable at September 30, 2022	4.06
Weighted- average exercise price per option Vested and expected to vest at September 30, 2022	$ 5.09
Weighted- Average Remaining Contractual Life (years)	8 years 1 month 6 days	8 years 1 month 6 days
Weighted- average remaining contractual life granted	6 years 1 month 6 days
Weighted- average remaining contractual life forfeited	8 years 10 months 24 days
Weighted- average remaining contractual life Exercisable at September 30, 2022	6 years 9 months 18 days
Weighted- average remaining contractual life Vested and expected to vest at September 30, 2022	8 years 1 month 6 days